Restructuring and Asset Impairment Charges, Net (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended				24 Months Ended
	Sep. 27, 2013	Sep. 28, 2012		Sep. 30, 2011	Sep. 27, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	$ 111	$ 104		$ 78
2013 actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	99	0		0
Restructuring charges	102
2013 actions | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	92
2013 actions | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	7
2013 actions | NA Installation & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	35
2013 actions | NA Installation & Services | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	34
2013 actions | NA Installation & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1
2013 actions | ROW Installation & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	50
2013 actions | ROW Installation & Services | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	46
2013 actions | ROW Installation & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	4
2013 actions | Global Products
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	11
2013 actions | Global Products | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	9
2013 actions | Global Products | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	2
2013 actions | Corporate and Other
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	3
2013 actions | Corporate and Other | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	3
2013 actions | Corporate and Other | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0
2012 actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	94		0	94
Restructuring charges	5
2012 actions | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(1)	48	[1]		47
2012 actions | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	46	[2]		47
2012 actions | NA Installation & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		44			44
2012 actions | NA Installation & Services | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		10	[1]		10
2012 actions | NA Installation & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		34	[2]		34
Asset impairment charges		20
2012 actions | ROW Installation & Services
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	27			28
2012 actions | ROW Installation & Services | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	22	[1]		22
2012 actions | ROW Installation & Services | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	1	5	[2]		6
Asset impairment charges		1
2012 actions | Global Products
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(1)	10			9
2012 actions | Global Products | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	(1)	7	[1]		6
2012 actions | Global Products | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	3	[2]		3
Asset impairment charges		2
2012 actions | Corporate and Other
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		13			13
2012 actions | Corporate and Other | Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		9	[1]		9
Restructuring charges		6
2012 actions | Corporate and Other | Facility Exit and Other Charges
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net		4	[2]		4
Restructuring charges		$ 4

[1]	Includes $6 million of charges for the year ended September 28, 2012 related to the 2012 Separation recorded by Corporate and Other.
[2]	Includes $20 million, $1 million and $2 million of asset impairment charges recorded by NA Installation & Services, ROW Installation & Services and Global Products, respectively, for the year ended September 28, 2012 related to the 2012 Separation. Includes $4 million of other restructuring charges recorded by Corporate and Other for the year ended September 28, 2012 related to the 2012 Separation.